Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Total Payments
Total	$ 5,526,111	$ 5,526,111
IPNM HB Solution Mine
Total	2,252,075	2,252,075
IPNM East Mine
Total	2,908,300	2,908,300
IPNM West Mine
Total	111,687	111,687
Wendover Mine
Total	$ 254,049	$ 254,049